Note 40 - Financial Instruments Risks - Evolution of Total VaR (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Average Member
Value At Risk LineItems
Total Value at Risk	$ 22,860,000	$ 48,390,000	$ 15,630,000
Value at Risk per Interest Rate	19,000,000	35,140,000	10,630,000
Value at Risk per Exchange Rate	9,640,000	30,500,000	9,910,000
Minimum Member
Value At Risk LineItems
Total Value at Risk	4,970,000	10,290,000	2,550,000
Value at Risk per Interest Rate	3,130,000	9,420,000	380,000
Value at Risk per Exchange Rate	280,000	990,000	410,000
Maximum Member
Value At Risk LineItems
Total Value at Risk	97,370,000	85,040,000	39,600,000
Value at Risk per Interest Rate	93,760,000	57,360,000	24,950,000
Value at Risk per Exchange Rate	37,980,000	80,910,000	41,170,000
Closing Member
Value At Risk LineItems
Total Value at Risk	49,360,000	43,330,000	27,350,000
Value at Risk per Interest Rate	49,900,000	43,380,000	13,350,000
Value at Risk per Exchange Rate	$ 2,650,000	$ 1,660,000	$ 24,700,000